Condensed Consolidated Interim Statements of Financial Position (unaudited)	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Current assets
Cash	$ 136,913,330	$ 27,988,471
Receivables	191,286	139,396
Prepaid expenses	2,034,479	249,671
Total current assets	139,139,095	28,377,538
Non-current assets
Reclamation deposit (Note 4)	78,299	77,660
Exploration and evaluation assets (Note 3)	34,100,064	31,590,194
Intangible asset (Note 5)	1,548,168	1,691,575
Pilot plant (Note 6)	2,583,036	12,338,741
Asset under construction - Commercial plant (Note 7)	990,172
Right of use asset (Note 8)	321,400	0
Deposits	12,415
Total non-current assets	39,633,554	45,698,170
TOTAL ASSETS	178,772,649	74,075,708
Current liabilities
Accounts payable and accrued liabilities	4,476,918	2,408,302
Lease liability - short-term (Note 8)	39,965
Total liabilities current	4,516,883	2,408,302
Non-current liabilities
Decommissioning provision (Note 10)	124,960	123,940
Lease liability - long-term (Note 8)	285,394
TOTAL LIABILITIES	4,927,237	2,532,242
EQUITY
Share capital (Note 11)	254,725,748	122,996,406
Reserves (Note 11)	21,416,947	19,563,420
Deficit	(100,285,384)	(68,617,507)
Accumulated other comprehensive loss	(2,011,899)	(2,398,853)
TOTAL EQUITY	173,845,412	71,543,466
TOTAL LIABILITIES AND EQUITY	$ 178,772,649	$ 74,075,708